Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The following table provides information for the years 2023, 2022, 2021 and 2020 with respect to the compensation of our principal executive officer (“PEO”), which is our chief executive officer, Mr. Mahan, the average compensation of our other non-PEO NEOs, and the performance measures set forth in the table, including the Company’s selected performance measure of book value per share.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1) (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (3) (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (5)	Net Income (6) ($ in thousands)	Book Value Per Share (7)

2023	$905,493	$905,493	$3,707,743	$2,830,090	$243	$102	$73,898	$20.23
2022	781,195	781,195	1,207,866	(4,211,841)	161	106	176,208	18.41
2021	884,380	884,380	9,833,931	16,358,379	463	117	166,995	16.39
2020	821,768	821,768	904,919	10,805,365	251	88	59,543	13.38

Company Selected Measure Name	book value per share
Named Executive Officers, Footnote	Mr. Mahan served as the PEO for each year indicated.For 2023, our non-PEO NEOs were Messrs. Losch, Derraik, Garriott, former President of the Bank until August 25, 2023, Seward, and Ms. Mann. For 2022, our non-PEO NEOs were Messrs. Losch, Derraik, Seward and Smits. For 2021, our non-PEO NEOs were Messrs. Losch, Derraik, and Garriott, Mr. S. Brett Caines, who served as our Chief Financial Officer until August 31, 2021, and Mr. Underwood, a member of our Board of Directors, who served as President of the Company until November 14, 2023. For 2020, our non-PEO NEOs were Messrs. Caines, Garriott, Smits and Underwood.
Peer Group Issuers, Footnote	The Company TSR and the Company’s Peer Group TSR reflected in these columns is calculated based on a fixed investment of $100 on December 31, 2019 and calculated on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the KBW Nasdaq Regional Banking Index, as disclosed in our Annual Report for the year ended December 31, 2023, pursuant to Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 905,493	$ 781,195	$ 884,380	$ 821,768
PEO Actually Paid Compensation Amount	$ 905,493	781,195	884,380	821,768
Adjustment To PEO Compensation, Footnote	This is the amount of compensation actually paid to the PEO for each year, as set forth within the Summary Compensation Table “Total” column for the applicable year. The Company did not provide any stock or option awards for the PEO within the Summary Compensation Table. Compensation actually paid to the PEO was identical to the total compensation for the PEO reported for each applicable year within the Summary Compensation Table. No adjustments were made.
Non-PEO NEO Average Total Compensation Amount	$ 3,707,743	1,207,866	9,833,931	904,919
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,830,090	(4,211,841)	16,358,379	10,805,365
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the average compensation actually paid (“CAP”) to the other NEOs, the following amounts were deducted from and added to total compensation, as depicted in the Summary Compensation Table. No NEOs had any awards that vested in the same year they were granted or any dividends or other earnings paid on awards in the year prior to vesting that are not reflected in total compensation for the applicable year, and therefore, no adjustments for those items were included in calculating CAP.

Average of Non-PEO NEOs	2023	2022	2021	2020

Average Total Compensation Reported in Summary Compensation Table for the Year Indicated	$3,707,743	$1,207,866	$9,833,931	$904,919

Adjustments:
Less, Average Grant Date Fair Value of Stock Awards Reported in the Summary Compensation Table for the Year Indicated	2,099,973	537,490	9,211,030	212,492
Plus, Average Year-End Fair Value of Awards Granted in the Year Indicated that were Outstanding and Unvested at Year-End of Such Year	2,718,316	256,473	14,577,430	560,894
Plus, Average Change in Fair Value of Awards Granted in Prior Years that were Outstanding and Unvested at Year-End (From Prior Year-End to Year-End)	762,907	(4,082,106)	261,261	3,013,040
Plus, Average Change in Fair Value of Awards Granted in Prior Years that Vested in the Year Indicated (From Prior Year-End to Vesting Date)	210,847	(1,056,584)	896,787	6,539,004
Less, Average Prior Year-End Fair Value of Awards Granted in Prior Years that Forfeited in the Year Indicated	2,469,750	—	—	—
Average Total Adjustments	(877,653)	(5,419,707)	6,524,448	9,900,446

Average Compensation Actually Paid	$2,830,090	$(4,211,841)	$16,358,379	$10,805,365

Compensation Actually Paid vs. Total Shareholder Return	While we utilize several performance measures to align executive compensation with performance, all of those measures are not presented in the Pay versus Performance table above. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as defined by SEC rules) for a particular year. The graphics below depicts the relationship between each financial performance measures in the Pay versus Performance table above and CAP to our CEO and, on average, to our other NEOs, for each the four applicable years.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	While we utilize several performance measures to align executive compensation with performance, all of those measures are not presented in the Pay versus Performance table above. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as defined by SEC rules) for a particular year. The graphics below depicts the relationship between each financial performance measures in the Pay versus Performance table above and CAP to our CEO and, on average, to our other NEOs, for each the four applicable years.
Tabular List, Table	Book Value Per Share •Annual TSR •Pre-Provision Net Revenue
Total Shareholder Return Amount	$ 243	161	463	251
Peer Group Total Shareholder Return Amount	102	106	117	88
Net Income (Loss)	$ 73,898,000	$ 176,208,000	$ 166,995,000	$ 59,543,000
Company Selected Measure Amount | $ / shares	20.23	18.41	16.39	13.38
PEO Name	(1)Mr. Mahan
Additional 402(v) Disclosure	This is the average compensation actually paid to the non-PEO NEOs for each applicable year, starting with the average of such amounts set forth within the Summary Compensation Table “Total” column for the applicable year. See Average of Non-PEO NEOs table below.Represents the amount of net income reflected in the Company’s audited financial statements for the year indicated.We have selected book value per share as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs to Company performance for fiscal year 2023. Book value per share is defined as total equity divided by total common shares outstanding.
Measure:: 1
Pay vs Performance Disclosure
Name	Book Value Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Annual TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Pre-Provision Net Revenue
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (877,653)	$ (5,419,707)	$ 6,524,448	$ 9,900,446
Non-PEO NEO | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,099,973	537,490	9,211,030	212,492
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,718,316	256,473	14,577,430	560,894
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	762,907	(4,082,106)	261,261	3,013,040
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	210,847	(1,056,584)	896,787	6,539,004
Non-PEO NEO | Equity Awards Granted In Prior Years Forfeited During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,469,750	$ 0	$ 0	$ 0